UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08191




Bullfinch Fund, Inc.
(Exact name of registrant as specified in charter)




1370 Pittsford Mendon Road
Mendon, NY  14506
(Address of principal executive offices)




Christopher Carosa
1370 Pittsford Mendon Road
Mendon, NY  14506
 (Name and address of agent for service)




Registrant's telephone number, including area code: (585) 624-1758


Date of fiscal year end: June 30

Date of reporting period: September 30, 2004


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5, to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940. The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.


Item 1. Schedule of Investments

Bullfinch Fund, Inc.
Unrestricted Series
Schedule of Investments
September 30, 2004
(Unaudited)

                               Number of Shares   Historical Cost   Value
COMMON STOCKS - 97.2%
-------------

Apparel - 3.4%
   VF Corp                      2,600                110,625           128,570

Automotive - 5.7%
  Delphi Corporation           10,600                118,618            98,474
  Pep Boys - Manny, Moe & Jack  8,400                122,032           117,600
                                                  ----------        ----------
                                                     240,650           216,074

Banking and Finance - 11.6%
   BISYS Group Inc              6,300                 83,378            92,043
   FIserv, Inc                  3,000                 75,229           104,580
   National City Corp           2,200                 55,431            84,964
   New York Community Bancorp	  5,000                105,030           102,700
   Trustco Bank Corp NY         4,400                 47,300            56,408
                                                  ----------        ----------
                                                     366,368           440,695

Commercial Services - 1.6%
   Paychex, Inc.                2,000                 64,090            60,300

Computers - Hardware - 3.1%
   Dell Corp.                   3,250                 79,273           115,700

Computers - Networking - 1.8%
   Cisco Systems, Inc.          3,800                 55,371            68,780

Computers - Software - 7.9%
   Microsoft Corp.              3,850                 97,289           106,453
   Oracle                      11,000                119,262           124,080
   Synopsis, Inc.               4,300                 99,496            67,768
                                                  ----------        ----------
                                                     316,047           298,301

Consumer Durables - 1.9%
   Maytag Corp                  3,900                111,911            71,643

Electrical Equipment - 4.8%
   Corning Inc.                 9,000                 71,358            99,720
   General Electric Co.	        2,450                 64,576            82,271
                                                  ----------        ----------
                                                     135,934           181,991

Foods & Beverages - 5.8%
   Conagra Foods Inc            4,100                 89,953           105,411
   Sensient Technologies        5,300                110,829           114,692
                                                  ----------        ----------
                                                     200,782           220,103

Instruments - 1.5%
   Checkpoint Systems, Inc.     3,700                 32,717            57,609

Insurance - 5.5%
   AmerUs Group Co Cl A	        3,000                 91,169           123,000
   Gallagher Arthur J & Co.     2,600                 79,638            86,138
                                                  ----------        ----------
                                                     170,807           209,138

Leisure & Recreational - 2.9%
   Hasbro Inc.                  1,400                 16,142            26,320
   Mattel Inc.                  4,550                 52,852            82,492
                                                  ----------        ----------
                                                      68,994           108,812

Manufacturing - 3.1%
   Lincoln Electric Hldngs, Inc 3,700                 70,781           116,032

Medical Products and Supplies - 5.6%
   Polymedica Corporation       3,200                 83,194            98,560
   Serologicals Corp.           4,900                 62,099           114,317
                                                  ----------        ----------
                                                     145,292           212,877

Medical Services - 1.6%
   Curative Health Services     8,700                111,442            59,769

Office Equipment - 2.0%
   Diebold, Inc.                1,650                 41,069            77,055

Pharmaceuticals - 6.8%
   Mylan Laboratories Inc.      5,400                110,246            97,200
   Pharmaceutical Prod Dev Inc. 4,400                114,092           158,400
                                                  ----------        ----------
                                                     224,338           255,600

Real Estate & Related - 2.4%
   First American Financial     3,000                 55,075            92,490

Retail - General - 3.4%
	Dollar General            6,300                 95,632           126,945

Retail - Specialty - 2.8%
	Christopher & Banks Corp. 6,700                110,081           107,267


Semiconductors - 2.2%
	Intel Corp.               4,100                 96,931            82,246

Shoes & Leather - 4.0%
   Genesco Inc                  6,500                 98,762           153,075

Tobacco Products - 2.3%
   Altria Group                 1,850                 40,459            87,024

Utilities - Natural Resources - 1.4%
   Chesapeake Utilities Corp    3,100                 57,194            77,810
   NiSource Inc                 2,500                 46,325            52,525
                                                  ----------        ----------
                                                     103,519           130,335

                                                  ----------        ----------
TOTAL INVESTMENTS - 97.2%                          3,146,948         3,678,430

Other Assets Less Liabilities - 2.8%                                   104,786
                                                  ----------        ----------

NET ASSETS - 100.0%                                3,263,075         3,783,216
                                                 ===========        ==========



Bullfinch Fund, Inc.
Western New York Series
Schedule of Investments
September 30, 2004
(Unaudited)

                               Number of Shares   Historical Cost   Value
COMMON STOCKS - 87.1%
-------------

Aerospace - 4.0%
   Moog, Inc. Class A             225                  2,930             8,168
   Northrop Grumman               200                  2,536            10,666
                                                  ----------        ----------
                                                       5,466            18,834

Airlines - 2.5%
   Southwest Airlines Co.         850                 15,105            11,577

Automotive - 8.1%
   Delphi Corporation           1,400                 15,726            13,006
   Monro Muffler Brake Inc        500                  9,880            10,925
   Pep Boys - Manny, Moe & Jack 1,000                 14,532            14,000
                                                  ----------        ----------
                                                      40,138            37,931

Chemical - 1.3%
   CPAC, Inc.                   1,200                  7,236             6,120

Commercial Services - 6.6%
   Harris Interactive Inc.      2,600                  8,918            17,134
   Paychex, Inc.                  450                 11,885            13,568
                                                  ----------        ----------
                                                      20,803            30,702

Computers - Distributors - 2.1%
   Ingram Micro                   600                 10,909             9,660

Computers - Hardware - 2.7%
   Dell Corp.                     350                 10,734            12,460

Computers - Networking - 1.6%
   Performance Technologies, Inc. 1,200               12,851             7,584

Computers - Services - 0.1%
   Computer Task Group Inc.       200                  3,927               622

Computers - Software - 3.5%
   Oracle                       1,300                 16,642            14,664
   Veramark Tech Inc.           1,500                  9,782             1,725
                                                  ----------        ----------
                                                      26,424            16,389

Electrical Equipment - 12.2%
   Corning Inc.                 2,500                 15,652            27,700
   General Electric Co.	          350                  9,305            11,753
   Ultralife Batteries, Inc.    1,700                  6,766            17,289
                                                  ----------        ----------
                                                      31,723            56,742

Electronics Components - 1.6%
   Astronics Corp.              1,431                  7,065             7,327

Foods & Beverages - 3.3%
   Constellation Brands, Inc.	    400                  5,017            15,224

Industrial Materials - 0.1%
   Servotronics, Inc.             100                    937               370

Industrial Services - 0.2%
   American Locker Group Inc.	    100                    636             1,040

Leisure & Recreational - 3.9%
   Mattel Inc.                  1,000                 14,245            18,130

Machinery - 0.2%
   Columbus McKinnon Corp         100                  2,344               906

Medical Products and Supplies - 1.3%
   Wilson Greatbatch Technologies 350                 12,782             6,262

Metal Fabrication & Hardware - 2.5%
   Graham Corp.                 1,000                  8,828            11,650

Office Equipment - 1.4%
   Xerox Corp.                    450                 12,058             6,336

Packaging & Containers - 1.7%
   Mod Pac Corporation	          715                  3,461             8,080

Photographic Equipment and Suppliers - 2.8%
   Eastman Kodak	                400                 11,746            12,888

Railroads - 4.9%
   Genesee & Wyoming Class A	    900                  3,783            22,788

Real Estate & Related - 3.8%
   Home Properties, Inc.          200                  5,624             7,912
   Sovran Self Storage            250                  6,892             9,795
                                                  ----------        ----------
                                                      12,516            17,707

Retail - General - 2.8%
   Dollar General	                650                  9,065            13,098

Retail - Specialty - 3.1%
   Christopher & Banks Corp.	    900                 15,565            14,409

Steel - 3.9%
   Gilbraltar Steel Corp          500                  8,975            18,080

Telecommunications - 0.0%
   Choice One Communications      400                    664                 6

Tobacco Products - 2.0%
   Altria Group                   200                  4,892             9,408

Utilities - Natural Resources - 3.0%
   National Fuel Gas Co.          500                 11,250            14,165
                                                  ----------        ----------


Total Investments - 87.1%                            331,147           406,492
                                                  ----------        ----------

Other Assets Less Liabilities - 12.9%                                   60,239
                                                  ----------        ----------

TOTAL PORTFOLIO                                      392,945           466,731
                                                  ==========        ==========


Security Valuations
Equity securities are valued by using market quotations. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, an equity security is generally valued at its last bid price.

Short term paper (debt obligations that mature in less than 60 days) is valued at amortized cost which approximates market value. Other assets are valued at fair value as determined in good faith by the Board of Directors.




Item 2. Controls and Procedures

a) The registrant's principal executive and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3. Exhibits

I, Christopher Carosa, President of Bullfinch Fund, Inc., certify that:

1. I have reviewed this report on Form N-Q of the Bullfinch Fund, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedule of investments included in this report fairly present in all material respects the investments of the Bullfinch Fund, Inc. as of the end of the fiscal quarter for which the report is filed.

4. I am responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act) and internal control over financial reporting (as defined in rule 30a-3(d) under the Investment Company Act) for the Bullfinch Fund, Inc. and have:

a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under my supervision, to ensure that material information relating to the Bullfinch Fund, Inc., is made known to me by others within this entity, particularly during the period in which this report is being prepared;

b) [Omit]

c) Evaluated the effectiveness of the Bullfinch Fund's disclosure controls and procedures and presented in this report my conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

d) [Omit]


5. I have disclosed to the Bullfinch Fund's auditors and the audit committee of the Bullfinch Fund's board of directors:

a) All significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the Bullfinch Fund's ability to record, process, summarize, and report financial information; and

b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the Bullfinch Fund's internal control over financial reporting.



Bullfinch Fund, Inc.

/S/ Christopher Carosa
________________________________
Christopher Carosa, President
Mr. Carosa acts as the Bullfinch Fund's Principal Executive Officer and Principal Financial Officer

November 29, 2004




Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Bullfinch Fund, Inc.
/S/ Christopher Carosa, President
_________________________________
Christopher Carosa
Mr. Carosa acts as the Bullfinch Fund's Principal Executive Officer and Principal Financial Officer

November 29, 2004



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Bullfinch Fund, Inc.
/S/ Christopher Carosa, President
_________________________________
Christopher Carosa
Mr. Carosa acts as the Bullfinch Fund's Principal Executive Officer and Principal Financial Officer

November 29, 2004